Accounting policies	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Accounting policies
2 Accounting policies
Statement of compliance
The Consolidated financial statements of Equinor ASA and its subsidiaries (Equinor) have been prepared in accordance with
International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) and with IFRSs as issued by the
International Accounting Standards Board (IASB), interpretations issued by IASB and the additional requirements of the Norwegian
Accounting Act, effective on 31 December 2022.
Basis of preparation
The Consolidated financial statements are prepared on the historical cost basis with some exceptions where fair value measurement
is applied. These exceptions are specifically disclosed in the accounting policies sections in relevant notes. The material accounting
policies described in these Consolidated financial statements have been applied consistently to all periods presented, except as
otherwise noted in the disclosure related to the impact of policy changes following the adoption of new accounting standards and
voluntary changes in 2022.
Certain amounts in the comparable years have been restated or reclassified to conform to current year presentation. All amounts in
the Consolidated financial statements are denominated in USD millions, unless otherwise specified. The subtotals and totals in some
of the tables in the notes may not equal the sum of the amounts shown in the primary financial statements due to rounding.
Operational expenses in the Consolidated statement of income are presented as a combination of function and nature in conformity
with industry practice. Purchases [net of inventory variation] and Depreciation, amortisation and net impairment losses are presented
on separate lines based on their nature, while Operating expenses and Selling, general and administrative expenses as well as
Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions, etc.

are presented by their
nature in the notes to the Consolidated financial statements.
Basis of consolidation
The Consolidated financial statements include the accounts of Equinor ASA and its subsidiaries as well as Equinor’s interests in jointly
controlled and equity accounted investments. All intercompany balances and transactions, including unrealised profits and losses
arising from Equinor's internal transactions, have been eliminated.
The Consolidated financial statements include all entities controlled by Equinor ASA. Entities are determined to be controlled by
Equinor when Equinor has power over the entity, ability to use that power to affect the entity's returns, and exposure to, or rights to, variable returns from its involvement with the entity. The financial statements of the subsidiaries are included in the Consolidated financial statements from the date control is achieved until the date control ceases.
Non-controlling interests are presented separately within equity in the Consolidated balance sheet.
Foreign currency translation
In preparing the financial statements of the individual entities in Equinor, transactions in currencies other than the functional currency are translated at the foreign exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign
currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date. Foreign exchange
differences arising on translation are recognised in the Consolidated statement of income as foreign exchange gains or losses within
Net financial items. However, foreign exchange differences arising from the translation of estimate-based provisions are generally accounted for as part of the change in the underlying estimate and included within the relevant operating expense or income tax line-
items depending on the nature of the provision. Non-monetary assets measured at historical cost in a foreign currency are translated
using the exchange rate at the date of the transactions.
When preparing the Consolidated financial statements, the assets and liabilities of entities with functional currencies other than the
Group’s presentation currency USD are translated into USD at the foreign exchange rate at the balance sheet date. The revenues and
expenses of such entities are translated using the foreign exchange rates on the dates of the transactions. Foreign exchange
differences arising on translation from functional currency to USD are recognised separately in the

Consolidated statement of
comprehensive income within Other comprehensive income (OCI). The cumulative amount of such translation differences relating to
an entity is reclassified to the Consolidated statement of income and reflected as a part of the gain or loss on disposal of that entity.
Loans from Equinor ASA to subsidiaries and equity accounted investments with other functional currencies than the parent company,
and for which settlement is neither planned nor likely in the foreseeable future, are considered part of the parent company’s net
investment in the subsidiary. Foreign exchange differences arising on such loans are recognised in OCI in the Consolidated financial statements.
Statement of cash flows
In the statement of cash flows, operating activities are presented using the indirect method, where Income/(loss)

before tax is adjusted
for changes in inventories and operating receivables and payables, the effects of non-cash items such as depreciations,

amortisations
and impairments, provisions, unrealised gains and losses and undistributed profits from associates, and items of income or expense
for which the cash effects are investing or financing cash flows. Increase/decrease in financial investments,

Increase/decrease in
derivative financial instruments, and Increase/decrease in other interest-bearing items are all presented net as part of Investing
activities, either because the transactions are financial investments and turnover is quick, the amounts are large, and the maturities
are short, or due to materiality.
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Accounting judgement and key sources of estimation uncertainty
The preparation of the Consolidated financial statements requires management to make accounting judgements, estimates and
assumptions affecting reported amounts of assets, liabilities, income and expenses.
The main areas where Equinor has made significant judgements when applying the accounting policies and that have the most material effect on the amounts recognised in the Consolidated financial statements have been described in the following notes:
6 – Acquisitions and disposals
7 – Total revenues and other income
25 – Leases
Estimates used in the preparation of these Consolidated financial statements are prepared based on customised models,

while the
assumptions on which the estimates are based rely on historical experience, external sources of information and various other factors
that management assesses to be reasonable under the current conditions and circumstances. These estimates and assumptions form
the basis of making the judgements about carrying values of assets and liabilities when these are not readily apparent from other
sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going
basis considering the current and expected future set of conditions.
Equinor is exposed to several underlying economic factors affecting the overall results, such as commodity prices, foreign currency
exchange rates, market risk premiums and interest rates as well as financial instruments with fair values derived from changes in
these factors. The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to
several of these economic assumptions. In addition, Equinor's results are influenced by the level of production, which in the short term
may be influenced by, for instance, maintenance programmes. In the long-term, the results are impacted by the success of exploration, field developments and operating activities.
The most important matters in understanding the key sources of estimation uncertainty are described in each of the following notes:
3 – Consequences of initiatives to limit climate changes
11 – Income taxes
12 – Property, plant and equipment
13 – Intangible assets
14 – Impairments
23 – Provisions and other liabilities
26 – Other commitments, contingent liabilities and contingent assets
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Changes in accounting policies in the current period
Amendments to IAS 1 and IFRS practice statement 2: Replacing Significant accounting policies with Material accounting
policies
IASB has issued amendments to IAS 1 Presentation of financial statements and IFRS

Practice Statement 2 Making Materiality
Judgements. These amendments are intended to help entities apply materiality judgements to accounting policy disclosures and
provide additional guidance and illustrative examples. The amendments are effective for annual periods beginning on or after 1
January 2023. Earlier application is permitted, and Equinor has applied the amendments with effect from these Consolidated financial
statements.
Accounting policy information should be considered material if its disclosure can reasonably be expected to influence user decisions
and therefore is needed to understand other information provided about material transactions, other events, or conditions in the
financial statements. IASB has acknowledged that standardised information, or information that only duplicates or summarises the
requirements of the IFRS -standards, is generally less useful than entity-specific accounting policy information.

Even though such
information could be material in specific circumstances, Equinor has focused the accounting policy disclosures on Equinor-specific
policy choices, disclosing only those accounting policies that are considered necessary to understand other material information in the
Consolidated financial statements of Equinor.
Other standards, amendments to standards and interpretations of standards, effective as of 1 January 2022
Other amendments to standards or interpretations of standards effective as of 1 January 2022 and adopted by Equinor, were not
material to Equinor’s Consolidated financial statements upon adoption.
Other standards, amendments to standards, and interpretations of standards, issued but not yet effective, are either not expected to
materially impact, or are not expected to be relevant to, Equinor's Consolidated financial statements upon adoption.